UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21248

Morgan Stanley Allocator Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	January 31, 2007

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Allocator Fund

Portfolio of Investments . October 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (85.8%)
	Advertising/Marketing Services (0.2%)
2,805	Interpublic Group of Companies, Inc. (The) *	30,603
1,098	Omnicom Group, Inc.	111,392
		141,995
	Aerospace & Defense (1.7%)
6,388	Boeing Co.	510,146
2,589	General Dynamics Corp.	184,078
800	Goodrich Corp.	35,272
783	L-3 Communications Holdings, Inc.	63,047
2,349	Lockheed Martin Corp.	204,199
2,280	Northrop Grumman Corp.	151,369
2,897	Raytheon Co.	144,705
2,882	Rockwell Collins, Inc.	167,386
		1,460,202
	Agricultural Commodities/Milling (0.3%)
4,261	Archer-Daniels-Midland Co.	164,048
2,662	MGP Ingredients, Inc.	59,762
		223,810
	Air Freight/Couriers (0.9%)
2,045	FedEx Corp.	234,234
7,435	United Parcel Service, Inc. (Class B)	560,227
		794,461
	Airlines (1.0%)
5,795	Alaska Air Group, Inc. *	232,669
10,473	Delta Air Lines, Inc. *	11,416
52,452	Flyi Inc. *	420
12,142	Frontier Airlines Holdings, Inc. *	97,622
5,952	JetBlue Airways Corp. *	74,757
15,290	Mesa Air Group, Inc. *	136,081
6,261	SkyWest, Inc.	166,918
7,743	Southwest Airlines Co.	116,377
		836,260
	Aluminum (0.2%)
6,749	Alcoa, Inc.	195,114

	Apparel/Footwear (0.6%)
4,026	Coach, Inc. *	159,591
1,253	Jones Apparel Group, Inc.	41,850
1,170	Liz Claiborne, Inc.	49,339
2,117	NIKE, Inc. (Class B)	194,510

965	V.F. Corp.	73,350
		518,640
	Apparel/Footwear Retail (0.3%)
3,567	Gap, Inc. (The)	74,978
2,147	Limited Brands, Inc.	63,272
1,309	Nordstrom, Inc.	61,981
2,918	TJX Companies, Inc. (The)	84,476
		284,707
	Auto Parts: O.E.M. (0.4%)
2,004	Continental AG (Germany)	224,088
785	Eaton Corp.	56,858
1,241	Johnson Controls, Inc.	101,191
		382,137
	Automotive Aftermarket (0.6%)
9,600	BRIDGESTONE CORP. (Japan)	200,291
2,808	Compagnie Generale des Etablissements Michelin (B Shares) (France) *	228,990
3,394	Goodyear Tire & Rubber Co. (The) *	52,030
5,000	Sumitomo Rubber Industries, Ltd. (Japan)	57,418
		538,729
	Beverages: Alcoholic (0.4%)
4,872	Anheuser-Busch Companies, Inc.	231,030
112	Brown-Forman Corp. (Class A)	8,148
489	Brown-Forman Corp. (Class B)	35,301
1,162	Constellation Brands, Inc. (Class A) *	31,943
505	Diageo PLC (United Kingdom)	9,343
403	Molson Coors Brewing Co. (Class B)	28,686
43	Pernod-Ricard S.A. (France)	8,610
		353,061
	Beverages: Non-Alcoholic (1.5%)
12,176	Coca-Cola Co. (The)	568,863
1,900	Coca-Cola Enterprises Inc.	38,057
828	Pepsi Bottling Group, Inc. (The)	26,181
9,777	PepsiCo, Inc.	620,253
		1,253,354
	Biotechnology (1.1%)
6,612	Amgen Inc. *	501,917
1,976	Biogen Idec Inc. *	94,058
1,470	Genzyme Corp. *	99,240
2,550	Gilead Sciences, Inc. *	175,695
1,330	MedImmune, Inc. *	42,613
312	Millipore Corp. *	20,133
		933,656
	Broadcasting (0.2%)
3,190	Clear Channel Communications, Inc.	111,171
1,416	Univision Communications Inc. (Class A) *	49,645
		160,816

	Building Products (0.1%)
964	American Standard Companies, Inc.	42,696
2,197	Masco Corp.	60,747
		103,443
	Cable/Satellite TV (0.6%)
13,455	Comcast Corp. (Class A) *	547,215

	Casino/Gaming (0.2%)
1,129	Harrah’s Entertainment, Inc.	83,918
2,117	International Game Technology	89,994
		173,912
	Chemicals: Agricultural (0.2%)
4,048	Monsanto Co.	179,003

	Chemicals: Major Diversified (0.8%)
7,146	Dow Chemical Co. (The)	291,485
6,850	Du Pont (E.I.) de Nemours & Co.	313,730
611	Eastman Chemical Co.	37,222
865	Hercules Inc. *	15,743
1,084	Rohm & Haas Co.	56,173
		714,353
	Chemicals: Specialty (0.4%)
1,672	Air Products & Chemicals, Inc.	116,488
533	Ashland Inc.	31,500
2,399	Praxair, Inc.	144,540
501	Sigma-Aldrich Corp.	37,630
		330,158
	Coal (0.0%)
1,011	CONSOL Energy, Inc.	35,779

	Commercial Printing/Forms (0.1%)
1,459	Donnelley (R.R.) & Sons Co.	49,402

	Computer Communications (1.2%)
2,557	Avaya Inc. *	32,755
36,243	Cisco Systems, Inc. *	874,544
3,353	Juniper Networks, Inc. *	57,739
959	QLogic Corp. *	19,736
		984,774
	Computer Peripherals (0.3%)
14,062	EMC Corp. *	172,260
636	Lexmark International, Inc. (Class A) *	40,443
2,277	Network Appliance, Inc. *	83,110
		295,813
	Computer Processing Hardware (1.8%)
4,711	Apple Computer, Inc. *	381,968
14,210	Dell Inc. *	345,729

16,357	Hewlett-Packard Co.	633,670
1,066	NCR Corp. *	44,260
20,586	Sun Microsystems, Inc. *	111,782
		1,517,409
	Construction Materials (0.1%)
751	Vulcan Materials Co.	61,191

	Containers/Packaging (0.2%)
785	Ball Corp.	32,648
791	Bemis Company, Inc.	26,593
1,060	Pactiv Corp. *	32,690
596	Sealed Air Corp.	35,474
881	Temple-Inland Inc.	34,747
		162,152
	Contract Drilling (0.2%)
1,562	Nabors Industries Ltd. (Bermuda) *	48,235
639	Noble Corp. (Cayman Islands)	44,794
524	Rowan Companies, Inc.	17,491
1,413	Transocean Inc. (Cayman Islands) *	102,499
		213,019
	Data Processing Services (0.7%)
685	Affiliated Computer Services, Inc. (Class A) *	36,634
3,471	Automatic Data Processing, Inc.	171,606
1,106	Computer Sciences Corp. *	58,452
856	Convergys Corp. *	18,156
4,336	First Data Corp.	105,148
1,002	Fiserv, Inc. *	49,499
2,074	Paychex, Inc.	81,882
4,336	Western Union Co.	95,609
		616,986
	Department Stores (0.5%)
408	Dillard’s, Inc. (Class A)	12,309
3,483	Federated Department Stores, Inc.	152,939
2,151	Kohl’s Corp. *	151,861
1,506	Penney (J.C.) Co., Inc.	113,296
		430,405
	Discount Stores (1.1%)
742	Big Lots, Inc. *	15,641
1,512	Costco Wholesale Corp.	80,711
1,952	Dollar General Corp.	27,387
965	Family Dollar Stores, Inc.	28,419
610	Sears Holdings Corp. *	106,427
5,598	Target Corp.	331,290
7,944	Wal-Mart Stores, Inc.	391,480
		981,355

	Drugstore Chains (1.7%)
10,449	CVS Corp.	327,890
6,200	Longs Drug Stores Corp.	266,848
61,855	Rite Aid Corp. *	289,481
12,916	Walgreen Co.	564,171
		1,448,390
	Electric Utilities (2.1%)
3,111	AES Corp. (The) *	68,411
768	Allegheny Energy, Inc. *	33,047
945	Ameren Corp.	51,125
1,787	American Electric Power Co., Inc.	74,035
1,461	CenterPoint Energy, Inc.	22,616
1,024	CMS Energy Corp. *	15,247
1,123	Consolidated Edison, Inc.	54,297
797	Constellation Energy Group	49,733
1,628	Dominion Resources, Inc.	131,852
808	DTE Energy Co.	36,707
5,457	Duke Energy Corp.	172,659
1,534	Edison International	68,171
930	Entergy Corp.	79,822
3,126	Exelon Corp.	193,749
1,559	FirstEnergy Corp.	91,747
1,801	FPL Group, Inc.	91,851
1,586	PG&E Corp.	68,420
465	Pinnacle West Capital Corp.	22,232
1,809	PPL Corp.	62,447
1,169	Progress Energy, Inc.	53,774
1,181	Public Service Enterprise Group	72,100
3,331	Southern Co. (The)	121,248
976	TECO Energy, Inc.	16,094
2,141	TXU Corp.	135,161
1,860	Xcel Energy, Inc.	41,050
		1,827,595
	Electrical Products (0.4%)
1,159	American Power Conversion Corp.	35,037
601	Cooper Industries Ltd. (Class A) (Bermuda)	53,759
2,664	Emerson Electric Co.	224,842
858	Molex Inc.	29,944
		343,582
	Electronic Components (0.1%)
1,077	Jabil Circuit, Inc.	30,921
1,169	SanDisk Corp. *	56,229
3,422	Sanmina-SCI Corp. *	13,517
5,472	Solectron Corp. *	18,276
		118,943

	Electronic Equipment/Instruments (0.4%)
2,600	Agilent Technologies, Inc. *	92,560
1,534	JDS Uniphase Corp. *	22,287
1,149	Rockwell Automation, Inc.	71,238
1,510	Symbol Technologies, Inc.	22,544
527	Tektronix, Inc.	16,005
922	Thermo Fisher Scientific, Inc. *	39,526
5,884	Xerox Corp. *	100,028
		364,188
	Electronic Production Equipment (0.4%)
9,135	Applied Materials, Inc.	158,858
4,335	ASML Holding N.V. (Netherlands) *	99,139
1,157	KLA-Tencor Corp.	56,890
771	Novellus Systems, Inc. *	21,318
1,211	Teradyne, Inc. *	16,978
		353,183
	Electronics/Appliance Stores (0.5%)
4,051	Best Buy Co., Inc.	223,818
4,022	Circuit City Stores - Circuit City Group	108,514
4,766	RadioShack Corp.	85,025
		417,357
	Electronics/Appliances (0.2%)
1,702	Eastman Kodak Co.	41,529
429	Harman International Industries, Inc.	43,908
496	Whirlpool Corp.	43,117
		128,554
	Engineering & Construction (0.0%)
539	Fluor Corp.	42,274

	Environmental Services (0.2%)
1,545	Allied Waste Industries, Inc. *	18,772
591	Republic Services, Inc.	24,237
661	Waste Connections, Inc. *	26,896
3,688	Waste Management, Inc.	138,226
		208,131
	Finance/Rental/Leasing (0.1%)
1,463	CIT Group, Inc.	76,149
443	Ryder System, Inc.	23,324
		99,473
	Financial Conglomerates (3.4%)
30,360	Citigroup, Inc.	1,522,858
20,658	JPMorgan Chase & Co.	980,016
1,542	Principal Financial Group, Inc.	87,108
2,725	Prudential Financial, Inc.	209,634
2,033	State Street Corp.	130,580
		2,930,196

	Financial Publishing/Services (0.4%)
868	Equifax, Inc.	33,010
2,302	McGraw-Hill Companies, Inc. (The)	147,719
1,833	Moody’s Corp.	121,528
		302,257
	Food Distributors (0.1%)
1,981	Sysco Corp.	69,295

	Food Retail (0.3%)
4,412	Kroger Co. (The)	99,226
2,715	Safeway Inc.	79,712
1,091	SUPERVALU, Inc.	36,439
1,086	Whole Foods Market, Inc.	69,330
		284,707
	Forest Products (0.2%)
806	Louisiana-Pacific Corp.	15,943
1,825	Weyerhaeuser Co.	116,052
		131,995
	Gas Distributors (0.2%)
1,834	Dynegy, Inc. (Class A) *	11,151
803	KeySpan Corp.	32,586
207	Nicor Inc.	9,514
1,257	NiSource, Inc.	29,250
183	Peoples Energy Corp.	7,995
1,155	Sempra Energy	61,261
		151,757
	Home Furnishings (0.1%)
1,201	Leggett & Platt, Inc.	28,043
1,751	Newell Rubbermaid Inc.	50,394
		78,437
	Home Improvement Chains (1.0%)
13,204	Home Depot, Inc. (The)	492,905
9,939	Lowe’s Companies, Inc.	299,561
715	Sherwin-Williams Co. (The)	42,349
		834,815
	Hospital/Nursing Management (0.2%)
2,302	HCA, Inc.	116,297
1,339	Health Management Associates, Inc. (Class A)	26,378
422	Manor Care, Inc.	20,252
2,560	Tenet Healthcare Corp. *	18,074
		181,001

	Hotels/Resorts/Cruiselines (0.6%)
2,513	Carnival Corp. (Panama)	122,684
1,879	Hilton Hotels Corp.	54,340
1,984	Marriott International, Inc. (Class A)	82,872
2,917	Starwood Hotels & Resorts Worldwide, Inc.	174,262
1,274	Wyndham Worldwide Corp. *	37,583
		471,741
	Household/Personal Care (1.1%)
435	Alberto-Culver Co.	22,102
2,504	Avon Products, Inc.	76,146
446	Clorox Co. (The)	28,794
1,431	Colgate-Palmolive Co.	91,541
667	Estee Lauder Companies, Inc. (The) (Class A)	26,940
601	International Flavors & Fragrances Inc.	25,530
1,276	Kimberly-Clark Corp.	84,880
9,517	Procter & Gamble Co. (The)	603,283
		959,216
	Industrial Conglomerates (3.7%)
3,231	3M Co.	254,732
1,270	Danaher Corp.	91,148
44,454	General Electric Co.†	1,560,780
7,744	Honeywell International, Inc.	326,177
1,743	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	63,986
969	ITT Corp.	52,704
105,094	Pirelli & C. SpA (Italy)	95,964
559	Textron, Inc.	50,830
8,683	Tyco International Ltd. (Bermuda)	255,541
6,547	United Technologies Corp.	430,269
		3,182,131
	Industrial Machinery (0.1%)
1,206	Illinois Tool Works Inc.	57,804
628	Parker Hannifin Corp.	52,520
		110,324
	Industrial Specialties (0.2%)
1,369	Ecolab Inc.	62,084
1,232	PPG Industries, Inc.	84,269
		146,353
	Information Technology Services (1.3%)
1,180	Cap Gemini S.A. (France)	67,013
1,000	Citrix Systems, Inc. *	29,530
3,036	Electronic Data Systems Corp.	76,902
9,203	International Business Machines Corp.	849,713
10,261	LogicaCMG PLC (United Kingdom)	32,390
2,002	Unisys Corp. *	13,093
		1,068,641

	Insurance Brokers/Services (0.2%)
1,794	AON Corp.	62,413
2,982	Marsh & McLennan Companies, Inc.	87,790
		150,203
	Integrated Oil (3.9%)
10,724	Chevron Corp.	720,653
8,280	ConocoPhillips	498,787
28,721	Exxon Mobil Corp.	2,051,254
1,300	Hess Corp.	55,120
791	Murphy Oil Corp.	37,304
		3,363,118
	Internet Retail (0.1%)
1,980	Amazon.com, Inc. *	75,418

	Internet Software/Services (0.9%)
1,204	Google Inc. (Class A) *	573,574
1,459	VeriSign, Inc. *	30,172
7,521	Yahoo! Inc. *	198,103
		801,849
	Investment Banks/Brokers (3.5%)
1,483	Ameriprise Financial, Inc.	76,374
1,373	Bear Stearns Companies Inc. (The)	207,804
635	CBOT Holdings, Inc. (Class A) *	94,234
285	Chicago Mercantile Exchange Holdings, Inc.	142,785
4,007	E*TRADE Financial Corp. *	93,283
4,226	Goldman Sachs Group, Inc. (The)	802,053
1,663	International Securities Exchange Holdings, Inc.	85,395
5,039	Lehman Brothers Holdings Inc.	392,236
8,318	Merrill Lynch & Co., Inc.	727,160
2,200	Nasdaq Stock Market Inc. *	78,606
1,024	NYSE Group Inc. *	75,766
11,976	Schwab (Charles) Corp. (The)	218,203
		2,993,899
	Investment Managers (0.5%)
525	Federated Investors, Inc. (Class B)	18,002
932	Franklin Resources, Inc.	106,211
1,311	Janus Capital Group Inc.	26,325
802	Legg Mason, Inc.	72,196
2,522	Mellon Financial Corp.	97,854
1,610	Price (T.) Rowe Group Inc.	76,169
		396,757
	Life/Health Insurance (0.7%)
2,713	AFLAC, Inc.	121,868
2,078	Genworth Financial Inc. (Class A)	69,488
1,582	Lincoln National Corp.	100,156
4,199	MetLife, Inc.	239,889
570	Torchmark Corp.	35,158

1,620	UnumProvident Corp.	32,044
		598,603
	Major Banks (3.5%)
27,700	Bank of America Corp.	1,492,199
4,727	Bank of New York Co., Inc. (The)	162,467
1,112	Comerica, Inc.	64,707
9,729	Wachovia Corp.	539,960
20,810	Wells Fargo & Co.	755,195
		3,014,528
	Major Telecommunications (3.2%)
2,793	ALLTEL Corp.	148,895
22,234	AT&T Inc.	761,515
13,052	BellSouth Corp.	588,645
1,089	Embarq Corp.	52,653
21,854	Sprint Nextel Corp.	408,451
20,942	Verizon Communications, Inc.	774,854
		2,735,013
	Managed Health Care (1.2%)
3,073	Aetna, Inc.	126,669
2,407	Caremark Rx, Inc.	118,497
609	CIGNA Corp.	71,241
904	Coventry Health Care, Inc. *	42,443
879	Humana Inc. *	52,740
7,488	UnitedHealth Group Inc.	365,265
3,555	WellPoint Inc. *	271,318
		1,048,173
	Media Conglomerates (1.9%)
4,951	CBS Corp. (Class B)	143,282
14,085	Disney (Walt) Co. (The)	443,114
15,079	News Corp. (Class A)	314,397
25,997	Time Warner Inc.	520,200
4,581	Viacom Inc. (Class B) *	178,293
		1,599,286
	Medical Distributors (0.4%)
1,149	AmerisourceBergen Corp.	54,233
2,294	Cardinal Health, Inc.	150,142
1,593	McKesson Corp.	79,793
807	Patterson Companies Inc. *	26,510
		310,678
	Medical Specialties (1.5%)
957	Applera Corp. - Applied Biosystems Group	35,696
578	Bard (C.R.), Inc.	47,373
291	Bausch & Lomb, Inc.	15,580
3,665	Baxter International, Inc.	168,480
1,385	Becton, Dickinson & Co.	96,992
1,347	Biomet, Inc.	50,970
7,051	Boston Scientific Corp. *	112,181

700	Fisher Scientific International Inc. *	59,934
899	Hospira, Inc. *	32,679
6,718	Medtronic, Inc.	327,032
725	Pall Corp.	23,128
722	PerkinElmer, Inc.	15,422
1,966	St. Jude Medical, Inc. *	67,532
1,590	Stryker Corp.	83,141
584	Waters Corp. *	29,083
1,427	Zimmer Holdings, Inc. *	102,758
		1,267,981
	Miscellaneous Commercial Services (0.1%)
1,504	ABM Industries Inc.	29,869
929	Cintas Corp.	38,461
797	Sabre Holdings Corp. (Class A)	20,260
		88,590
	Miscellaneous Manufacturing (0.1%)
1,073	Dover Corp.	50,968

	Motor Vehicles (0.4%)
11,736	Ford Motor Co.	97,174
3,609	General Motors Corp.	126,026
1,710	Harley-Davidson, Inc.	117,357
		340,557
	Multi-Line Insurance (1.4%)
14,144	American International Group, Inc.	950,052
1,655	Hartford Financial Services Group, Inc. (The)	144,266
2,248	Loews Corp.	87,492
672	SAFECO Corp.	39,104
		1,220,914
	Office Equipment/Supplies (0.1%)
742	Avery Dennison Corp.	46,850
1,535	Pitney Bowes, Inc.	71,700
		118,550
	Oil & Gas Pipelines (0.2%)
3,507	El Paso Corp.	48,046
479	Kinder Morgan, Inc.	50,343
2,904	Williams Companies, Inc. (The)	70,945
		169,334
	Oil & Gas Production (0.9%)
2,234	Anadarko Petroleum Corp.	103,702
1,586	Apache Corp.	103,598
2,066	Chesapeake Energy Corp.	67,021
1,905	Devon Energy Corp.	127,330
1,235	EOG Resources, Inc.	82,165
4,612	Occidental Petroleum Corp.	216,487
1,868	XTO Energy Inc.	87,161
		787,464

	Oil Refining/Marketing (0.4%)
1,930	Marathon Oil Corp.	166,752
701	Sunoco, Inc.	46,357
3,219	Valero Energy Corp.	168,450
		381,559
	Oilfield Services/Equipment (1.0%)
1,845	Baker Hughes Inc.	127,397
1,652	BJ Services Co.	49,824
5,393	Halliburton Co.	174,464
892	National-Oilwell Varco Inc. *	53,877
5,951	Schlumberger Ltd. (Netherlands Antilles)	375,389
1,711	Weatherford International Ltd. (Bermuda) *	70,288
		851,239
	Other Consumer Services (0.4%)
900	Apollo Group, Inc. (Class A) *	33,264
2,044	Block (H.&R.), Inc.	44,682
1,756	Central Parking Corp.	30,115
6,948	eBay Inc. *	223,239
1,233	Rollins, Inc.	26,682
		357,982
	Other Consumer Specialties (0.1%)
934	Fortune Brands, Inc.	71,871

	Other Metals/Minerals (0.2%)
1,576	Phelps Dodge Corp.	158,199

	Other Transportation (0.2%)
400	Aeroports de Paris (ADP) (France) *	26,800
42,000	Beijing Capital International Airport Co., Ltd. (China)	26,946
380	Fraport AG (Germany)	26,115
8,500	Grupo Aeroportuario del Pacifico SA de CV (B Shares) (Mexico)	32,022
7,800	Grupo Aeroportuario del Sureste S.A.B. de C.V. (Class B Shares) (Mexico)	29,443
2,600	Japan Airport Terminal Co., Ltd. (Japan)	30,680
		172,006
	Packaged Software (3.5%)
3,521	Adobe Systems Inc. *	134,678
1,392	Autodesk, Inc. *	51,156
1,280	BMC Software, Inc. *	38,797
2,699	CA Inc.	66,827
2,247	Compuware Corp. *	18,066
1,968	Intuit Inc. *	69,470
52,490	Microsoft Corp.	1,506,988
2,127	Novell, Inc. *	12,762
22,641	Oracle Corp. *	418,179
658	Parametric Technology Corp. *	12,857
11,557	Sage Group PLC (The) (United Kingdom)	52,902
2,484	SAP AG (Germany)	494,152

6,095	Symantec Corp. *	120,925
		2,997,759
	Personnel Services (0.2%)
1,438	Monster Worldwide Inc. *	58,253
2,052	Robert Half International, Inc.	75,001
		133,254
	Pharmaceuticals: Generic Drugs (0.1%)
625	Barr Pharmaceuticals Inc. *	32,731
1,248	Mylan Laboratories, Inc.	25,584
637	Watson Pharmaceuticals, Inc. *	17,142
		75,457

	Pharmaceuticals: Major (5.4%)
9,121	Abbott Laboratories	433,339
11,791	Bristol-Myers Squibb Co.	291,827
17,620	Johnson & Johnson	1,187,588
5,914	Lilly (Eli) & Co.	331,243
12,552	Merck & Co., Inc.	570,112
43,951	Pfizer, Inc.	1,171,294
8,774	Schering-Plough Corp.	194,256
8,094	Wyeth	413,037
		4,592,696
	Pharmaceuticals: Other (0.3%)
912	Allergan, Inc.	105,336
1,882	Forest Laboratories, Inc. *	92,105
1,492	King Pharmaceuticals, Inc.*	24,961
		222,402
	Precious Metals (0.1%)
1,506	Freeport-McMoRan Copper & Gold, Inc. (Class B)	91,083

	Property - Casualty Insurers (0.9%)
1,803	ACE Ltd. (Cayman Islands)	103,222
3,573	Allstate Corp. (The)	219,239
2,203	Chubb Corp. (The)	117,089
955	Cincinnati Financial Corp.	43,596
1,114	Progressive Corp. (The)	26,925
3,841	St. Paul Travelers Companies, Inc. (The)	196,390
955	XL Capital Ltd. (Class A) (Cayman Islands)	67,375
		773,836
	Publishing: Books/Magazines (0.0%)
275	Meredith Corp.	14,438

	Publishing: Newspapers (0.2%)
388	Dow Jones & Co., Inc.	13,615
1,513	Gannett Co., Inc.	89,479
947	New York Times Co. (The) (Class A)	22,889
549	Scripps (E.W.) Co. (The) (Class A)	27,154

1,397	Tribune Co.	46,562
		199,699
	Pulp & Paper (0.2%)
3,616	International Paper Co.	120,594
1,330	MeadWestvaco Corp.	36,602
		157,196
	Railroads (0.7%)
2,519	Burlington Northern Santa Fe Corp.	195,298
2,917	CSX Corp.	104,049
2,734	Norfolk Southern Corp.	143,726
1,786	Union Pacific Corp.	161,865
		604,938
	Real Estate Development (0.1%)
3,500	AIRPORT FACILITIES Co., Ltd. (Japan)	19,632
1,724	Realogy Corp.	44,445
		64,077
	Real Estate Investment Trusts (1.0%)
611	Apartment Investment & Management Co. (Class A)	35,023
1,354	Archstone-Smith Trust	81,524
575	Boston Properties, Inc.	61,427
2,580	Equity Office Properties Trust	109,650
1,855	Equity Residential	101,302
1,282	Kimco Realty Corp.	56,959
1,153	Plum Creek Timber Co., Inc.	41,439
1,555	ProLogis	98,385
523	Public Storage, Inc.	46,918
1,160	Simon Property Group, Inc.	112,636
748	Vornado Realty Trust	89,199
		834,462
	Recreational Products (0.2%)
582	Brunswick Corp.	18,333
1,842	Electronic Arts Inc. *	97,423
1,054	Hasbro, Inc.	27,320
2,429	Mattel, Inc.	54,968
		198,044
	Regional Banks (0.5%)
1,132	Northern Trust Corp.	66,471
11,304	U.S. Bancorp	382,527
		448,998
	Restaurants (0.8%)
764	Darden Restaurants, Inc.	32,012
7,525	McDonald’s Corp.	315,448
4,660	Starbucks Corp. *	175,915
1,027	Tim Hortons, Inc. (Canada)	29,680
759	Wendy’s International, Inc.	26,261
1,627	Yum! Brands, Inc.	96,741
		676,057

	Semiconductors (2.9%)
3,261	Advanced Micro Devices, Inc. *	69,361
2,699	Altera Corp. *	49,770
2,577	Analog Devices, Inc.	82,000
3,612	Broadcom Corp. (Class A) *	109,335
2,466	Freescale Semiconductor Inc. (Class B) *	96,988
6,680	Infineon Technologies AG (Germany) *	81,329
42,964	Intel Corp.	916,852
2,213	Linear Technology Corp.	68,869
2,759	LSI Logic Corp. *	27,728
2,184	Maxim Integrated Products, Inc.	65,542
5,209	Micron Technology, Inc. *	75,270
2,455	National Semiconductor Corp.	59,632
2,601	NVIDIA Corp. *	90,697
1,530	PMC - Sierra, Inc. *	10,144
8,132	STMicroelectronics N.V. (Netherlands)	140,623
11,771	Texas Instruments Inc.	355,249
2,623	Xilinx, Inc.	66,913
		2,366,302
	Services to the Health Industry (0.3%)
768	Express Scripts, Inc. *	48,937
1,160	IMS Health Inc.	32,306
710	Laboratory Corp. of America Holdings *	48,628
1,714	Medco Health Solutions, Inc. *	91,699
933	Quest Diagnostics Inc.	46,407
399	Stericycle, Inc. *	28,213
		296,190
	Specialty Insurance (0.1%)
577	Ambac Financial Group, Inc.	48,174
737	MBIA Inc.	45,709
		93,883
	Specialty Stores (0.4%)
973	AutoNation, Inc. *	19,509
341	AutoZone, Inc. *	38,192
1,812	Bed Bath & Beyond Inc. *	73,005
1,832	Office Depot, Inc. *	76,926
464	OfficeMax Inc.	22,077
4,657	Staples, Inc.	120,104
923	Tiffany & Co.	32,970
		382,783
	Specialty Telecommunications (0.3%)
882	CenturyTel, Inc.	35,492
2,431	Citizens Communications Co.	35,638
11,646	Qwest Communications International Inc. *	100,505
3,571	Windstream Corp.	48,994
		220,629

	Steel (0.3%)
627	Allegheny Technologies, Inc.	49,364
2,439	Nucor Corp.	142,462
918	United States Steel Corp.	62,057
		253,883
	Telecommunication Equipment (2.7%)
697	ADC Telecommunications, Inc. *	9,974
12,768	Alcatel - Lucent (France)	162,130
1,039	Andrew Corp. *	9,621
557	Ciena Corp. *	13,095
1,180	Comverse Technology, Inc. *	25,689
10,522	Corning Inc. *	214,964
27,519	Lucent Technologies Inc. *	66,871
14,550	Motorola, Inc.	335,523
22,331	Nokia Oyj (Finland) *	443,157
10,142	QUALCOMM Inc.	369,067
144,107	Telefonaktiebolaget LM Ericsson (B Shares) (Sweden) *	546,313
2,767	Tellabs, Inc. *	29,164
		2,225,568
	Tools/Hardware (0.1%)
487	Black & Decker Corp. (The)	40,850
377	Snap-On Inc.	17,730
463	Stanley Works (The)	22,062
		80,642
	Trucks/Construction/Farm Machinery (0.5%)
3,503	Caterpillar Inc.	212,667
241	Cummins Inc.	30,602
1,253	Deere & Co.	106,668
364	Navistar International Corp. *	10,094
1,305	PACCAR Inc.	77,269
		437,300
	Wholesale Distributors (0.1%)
1,101	Genuine Parts Co.	50,118
471	Grainger (W.W.), Inc.	34,279
		84,397
	Total Common Stocks (Cost $63,284,601)	73,378,559

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government & Agencies Obligations (5.4%)
	Federal National Mortgage Assoc.
$75		7.00%	07/01/29	77,816
37		7.00	04/01/32	38,174
326		7.00	11/01/34	335,894
6		7.00	12/01/35	6,527

75	Federal National Mortgage Assoc. (ARM)	7.035	07/01/36	76,716

	U.S. Treasury Bonds
1,125		6.125	08/15/29	1,332,511
85		6.375	08/15/27	102,438
50		8.125	08/15/21	67,492

	U.S. Treasury Notes
400		3.50	11/15/06	399,844
2,130		5.625	05/15/08	2,157,958

	Total U.S. Government & Agencies Obligations
	(Cost $4,629,851)			4,595,370

	Convertible Bonds (1.5%)
	Airlines (0.9%)
350	Continental Airlines Inc.	5.00	06/15/23	712,688

	Electronic Equipment/Instruments (0.3%)
300	JDS Uniphase Corp.	0.00	11/15/10	270,750

	Internet Retail (0.3%)
300	Amazon.com, Inc.	4.75	02/01/09	294,375

	Total Convertible Bonds (Cost $848,408)			1,277,813

	Corporate Bonds (1.4%)
	Advertising/Marketing Services (0.0%)
10	Interpublic Group of Companies, Inc. (The)	5.40	11/15/09	9,550

	Aerospace & Defense (0.1%)
15	Northrop Grumman Corp.	4.079	11/16/06	14,992
15	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	16,213
				31,205

	Air Freight/Couriers (0.1%)
40	FedEx Corp.	2.65		04/01/07	39,545
10	FedEx Corp.	7.25		02/15/11	10,739
					50,284
	Beverages: Alcoholic (0.0%)
15	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	14,307
15	Miller Brewing Co. - 144A**	4.25		08/15/08	14,722
					29,029
	Cable/Satellite TV (0.1%)
20	Comcast Cable Communications, Inc.	6.75		01/30/11	21,053
20	EchoStar DBS Corp.	6.375		10/01/11	19,850
					40,903
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	14,683

	Electric Utilities (0.1%)
5	Detroit Edison Co. (The)	6.125		10/01/10	5,154
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,718
10	Entergy Gulf States, Inc.	5.769	††	12/01/09	9,982
10	Entergy Gulf States, Inc. - 144A**	6.10	††	12/08/08	10,025
5	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	4,949
14	PSEG Energy Holdings Inc.	8.625		02/15/08	14,595
10	Texas Eastern Transmission, LP	7.00		07/15/32	11,308
15	Wisconsin Electric Power Co.	3.50		12/01/07	14,732
					80,463
	Electronics/Appliances (0.0%)
10	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	9,767

	Finance/Rental/Leasing (0.1%)
20	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	19,424
25	MBNA Corp. (Series MTNF)	5.798	††	05/05/08	25,178
20	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	19,432
20	Residential Capital Corp.	6.375		06/30/10	20,314
15	SLM Corp.	4.00		01/15/10	14,499
					98,847
	Financial Conglomerates (0.1%)
45	General Electric Capital Corp. (Series MTNA)	5.45		01/15/13	45,735
25	General Motors Acceptance Corp. LLC	6.875		09/15/11	25,197
					70,932
	Food: Major Diversified (0.1%)
10	ConAgra Foods Inc.	7.00		10/01/28	10,894
80	General Mills Inc.	5.125		02/15/07	79,923
					90,817
	Gas Distributors (0.0%)
20	NiSource Finance Corp.	5.94	††	11/23/09	20,015
10	Sempra Energy	4.621		05/17/07	9,960
					29,975

	Home Furnishings (0.0%)
10	Mohawk Industries Inc. (Series D)	7.20		04/15/12	10,472

	Hotels/Resorts/Cruiselines (0.1%)
25	Hyatt Equities LLC - 144A**	6.875		06/15/07	25,146
10	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	10,112
					35,258
	Household/Personal Care (0.0%)
20	Clorox Co. (The)	5.515	††	12/14/07	20,040

	Insurance Brokers/Services (0.1%)
100	Farmers Exchange Capital - 144A**	7.05		07/15/28	105,130

	Major Telecommunications (0.1%)
15	AT&T Corp.	8.00		11/15/31	18,850
15	France Telecom S.A. (France)	8.50		03/01/31	19,990
10	SBC Communications, Inc.	6.15		09/15/34	10,032
10	Sprint Capital Corp.	8.75		03/15/32	12,390
15	Telecom Italia Capital SpA (Luxembourg)	4.00		01/15/10	14,298
15	Telefonica Europe BV (Netherlands)	8.25		09/15/30	18,233
					93,793
	Managed Health Care (0.0%)
10	WellPoint Inc.	4.25		12/15/09	9,718

	Media Conglomerates (0.0%)
10	News America Inc.	7.28		06/30/28	10,844

	Motor Vehicles (0.1%)
5	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	6,025
15	General Motors Corp.	8.375		07/15/33	13,425
100	Toyota Motor Credit Corp. (Series MTN)	2.70		01/30/07	99,355
					118,805
	Multi-Line Insurance (0.1%)
35	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	36,625
10	American General Finance Corp. (Series MTNI)	4.625		05/15/09	9,842
10	AXA Financial Inc.	6.50		04/01/08	10,166
					56,633
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125		06/15/12	16,101

	Property - Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Holdings, Ltd. (Series B)	7.50		06/01/17	10,486
10	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	9,934
20	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	19,893
25	XLLIAC Global Funding - 144A**	4.80		08/10/10	24,565
					64,878

	Pulp & Paper (0.0%)
5	Abitibi-Consolidated Inc. (Canada)	8.85		08/01/30	4,169
25	Bowater Canada Finance (Canada)	7.95		11/15/11	24,000
					28,169
	Railroads (0.0%)
5	Union Pacific Corp.	6.625		02/01/08	5,072

	Regional Banks (0.0%)
15	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	14,711

	Savings Banks (0.1%)
35	Household Finance Corp.	8.00		07/15/10	38,226
13	Washington Mutual Inc.	8.25		04/01/10	14,106
					52,332
	Trucks/Construction/Farm Machinery (0.0%)
20	Caterpillar Financial Services Corp. (Series MTNF)	5.445	††	08/20/07	20,024

	Total Corporate Bonds (Cost $1,213,854)				1,218,435

	Asset-Backed Securities (0.5%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	5.43	††	12/15/09	150,198
38	Capital Auto Receivables Asset Trust 2003-3 A3B	5.40	††	01/15/08	37,668
100	GE Capital Credit Card Master Note Trust 2004-1 A	5.37	††	06/15/10	100,105
100	GE Capital Credit Card Master Note Trust 2004-2 A	5.36	††	09/15/10	100,105
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	††	11/17/14	24,657

	Total Asset-Backed Securities (Cost $412,894)				412,733

	Collateralized Mortgage Obligations (0.4%)
63	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	5.64	††	03/25/36	63,571
48	Harborview Mortgage Loan Trust 2006-1 2A1A	5.56	††	03/19/37	48,547
66	Structured Asset Mortgage Investments Inc. 2006-AR1 2A2	5.63	††	02/25/36	66,574
58	Structured Asset Mortgage Investments Inc. 2006-AR2 A2	5.63	††	02/25/36	58,544
41	Washington Mutual Bank 2005-AR6 2AB3	5.59	††	04/25/45	40,923
38	Washington Mutual Bank 2005-AR15 A1B1	5.57	††	11/25/45	38,452

	Total Collateralized Mortgage Obligations (Cost $315,570)				316,611

NUMBER OF SHARES
Convertible Preferred Stock (0.3%)
Life/Health Insurance
8,800	MetLife, Inc. (Series B) $6.375 (Cost $227,920)	260,656

NUMBER OF CONTRACTS
	Put Option Purchased (0.0%)
159	S&P Index @ November /2006 @ $1,335 (Cost $43,407)	26,235

	Call Option Purchased (0.0%)
285	CBOE SPX @ November/2006 @ $17.50	1,425
250	CBOE SPX @ November/2006 @ $20.00	1,250

	Total Call Option Purchased (Cost $44,302)	2,675

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (4.7%)
	U.S. Government Agencies & Obligations (a) (2.4%)
$1,250	Federal National Mortgage Assoc.	5.08	12/14/06	1,242,415
750	Federal National Mortgage Assoc.	5.13	11/07/06	749,359
50	U.S. Treasury Bills†	5.09	01/11/07	49,498

	Total U.S. Government Agencies & Obligations (Cost $2,041,272)			2,041,272

1,965	Repurchase Agreement (2.3%)
	Joint repurchase agreement account (dated 10/31/06; proceeds $1,965,289) (b) (Cost $1,965,000)	5.295	11/01/06	1,965,000

	Total Short-Term Investments (Cost $4,006,272)			4,006,272

	Total Investments (Cost $75,027,079) (c) (d)		100.0%	85,495,359

	Liabilities in Excess of Other Assets		(0.0)	(30,572)

	Net Assets		100.0%	$85,464,787

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $23,600.
††	Variable rate security; rate shown is the rate in effect at October 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $11,383,981 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,510,404 and the aggregate gross unrealized depreciation is $1,042,125, resulting in net unrealized appreciation of $10,468,279.

Morgan Stanley Allocator Fund

Portfolio of Investments October 31, 2006 (unaudited)

Futures Contracts Open at October 31, 2006:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

47	Long	US Treasury Notes 10 Year,
		December 2006	$5,086,281	$69,900
5	Short	US Treasury Notes 2 Year,
		December 2006	(1,022,031)	(1,935)
14	Short	US Treasury Bonds 20 Year,
		December 2006	(1,577,188)	(31,788)
16	Short	US Treasury Notes 5 Year,
		December 2006	(1,689,000)	(12,638)
20	Short	US Treasury Notes 10 Year,
		December 2006	(2,164,375)	(15,045)

		Net Unrealized Appreciation		$8,494

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s/Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006